Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	2 Months Ended	9 Months Ended
	Feb. 17, 2021	Dec. 31, 2020	Sep. 30, 2021
Description of Organization and Business Operations (Details) [Line Items]
Unit price per share (in Dollars per share)			$ 10
Gross proceeds of private placement			$ 9,400,000
Transaction costs			19,416,464
Cash underwriting fees		$ 10,500,000
Deferred underwriting fees			12,075,000
Other offering costs			$ 441,464
Assets held in the trust account, percentage		80.00%	80.00%
Outstanding voting security percentage		50.00%	50.00%
Trust account price per share (in Dollars per share)		$ 10	$ 10
Net tangible assets		$ 5,000,001	$ 5,000,001
Aggregate share price, percentage		15.00%	15.00%
Redeem public shares, percentage		100.00%	100.00%
Dissolution expenses		$ 100,000	$ 100,000
Trust account transaction, description		(i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriter of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.	(i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Operating bank account			$ 800,000
Working deficit			400,000
Sale warrants shares (in Shares)		5,666,667
Public per share (in Shares)		10
Offering price per unit shares (in Shares)		(10)
Cash [Member]
Description of Organization and Business Operations (Details) [Line Items]
Cash underwriting fees			$ 6,900,000
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering unit price per share (in Dollars per share)			$ (10)
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds from public offering	$ 345,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Unit price per share (in Dollars per share)	$ 10	$ 10
Gross proceeds of private placement		$ 9,400,000
Cash underwriting fees		$ 12,075,000
Net proceeds	$ 345,000,000
Shares issued price, per share (in Dollars per share)	$ 10
Sale warrants shares (in Shares)		6,266,667
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)			6,266,667
Unit price per share (in Dollars per share)			$ 1.5
Gross proceeds of private placement			$ 9,400,000
Proposed Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)		30,000,000
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Unit price per share (in Dollars per share)		$ 1.5
Gross proceeds of private placement		$ 8,500,000	$ (9,400,000)
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)			6,266,667
Class A Common Stock [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)	34,500,000
Class A Common Stock [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)	4,500,000
Shares issued (in Shares)		34,500,000